Supplemental cash flow disclosures	12 Months Ended
Nov. 30, 2020
Supplemental cash flow disclosures [abstract]
Supplemental cash flow disclosures
22.	Supplemental cash flow disclosures
The Company entered into the following transactions, which had no impact on its cash flows.

	2020	2019

Additions to property and equipment included in accounts payable and accrued liabilities	$12	$3

Additions to intangible assets included in accounts payable and accrued liabilities	-	9

Additions to intangible assets included in long-term obligations	-	7,822

Additions to intangible assets included in contributed surplus	-	1,028

Issuance of shares in connection with acquisitions of intangible assets	-	5

Initial recognition of right-of-use assets and lease liabilities	3,192	-

Reclassification of other liabilities to right-of-use-assets	238	-